INCOME TAXES - Schedule of Earliest Open Tax Period (Details) - Foreign Tax Authority	12 Months Ended
Dec. 31, 2017
UK
Income Tax Examination [Line Items]
Earliest open tax period	2015
Brazil
Income Tax Examination [Line Items]
Earliest open tax period	2012
Indonesia
Income Tax Examination [Line Items]
Earliest open tax period	2016
Kuwait
Income Tax Examination [Line Items]
Earliest open tax period	2017
Jordan
Income Tax Examination [Line Items]
Earliest open tax period	2015
Barbados
Income Tax Examination [Line Items]
Earliest open tax period	2017